UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5754
                                                     ---------------------

                      Colonial High Income Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL HIGH INCOME MUNICIPAL TRUST      SEMIANNUAL REPORT

MAY 31, 2003


[photo of domed building]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. In November, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--to 1.25%, a new low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear that deflation, which hasn't been seen since the 1930s, would return.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. Corporate and high-yield bonds rebounded as investors became more willing to take on risk. However, in the municipal market high-grade bonds outperformed high yield.

The following report will provide you with more detailed information about the trust's performance and the investment strategies used by portfolio manager Maureen Newman. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your trust and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT
Joseph R. Palombo is president of the Trust. He is also president and chairman of the Board of Trustees for Liberty Funds and chief operating officer and executive vice president of Columbia Management Advisors, Inc. (Columbia Management). Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


1  On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
   1.00%.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial High Income Municipal Trust returned 2.04%, based on net asset value. The trust trailed its peer group. The average return for the Lipper High Yield Municipal Debt Funds Category was 4.63%.1

The trust's performance relative to its peer group suffered because nursing home bonds were hurt by cutbacks in Medicaid reimbursements. The nursing home sector represents a sizeable portion of the trust. A small stake in tobacco bonds, which are backed by settlement money from tobacco companies, also hurt performance. The bonds lost value as investors reacted to an unfavorable court judgement, which raised fears that the industry might default on payments. While we believe that we will continue to see volatility in that sector, we do not share the concern about default and continue to hold the bonds. The trust's United Airlines bond (0.2% of net assets)2 tumbled as well after the company declared bankruptcy and stopped payments to bondholders. Also deterring performance to some extent were short positions in U.S. Treasury futures contracts, which are employed to reduce the overall duration of the trust. We believe that the trust's duration was shorter, on average, than that of our competitors during a period of rising bond prices. Duration is a measure of interest rate sensitivity. Shorter duration bonds underperform during bond market rallies.

The trust benefited, however, from US Airways bonds (0.2% of net assets), which rallied after the company emerged from bankruptcy. It also benefited from its investment in zero coupon municipal bonds, which did well as interest rates declined. Approximately 31% of the trust's assets was invested in non-rated bonds, which helped generate income. We attempted to reduce the impact of any individual default by diversifying across many different sectors. Additional income came from the trust's leverage through its preferred shares. The trust benefited because the short-term variable rate it paid out on these shares was much lower than the yield it earned through investing in longer maturity bonds.

Our focus was on essential services bonds, which are backed by revenues from user fees. We added utilities and retirement housing bonds, but trimmed slightly in the health-care area. We also shifted toward intermediate maturity (15-20 year) bonds. These bonds offer most of the yield of longer maturity issues with less risk. Going forward, we expect a slow economic recovery, stable interest rates and tame inflation to benefit high-yield municipal bonds.

/s/ Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial High Income Municipal Trust and a senior vice president of Columbia Management Advisors, Inc. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

2  Holdings are disclosed as of May 31, 2003 and are subject to change.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.


6-MONTH RETURN AS OF 5/31/03 (%)
Lipper High Yield Municipal
Debt Funds Category      4.63
--------------------------------

PRICE PER SHARE AS OF 5/31/03 ($)
Net asset value          6.40
--------------------------------
Market price             6.64
--------------------------------

6-MONTH TOTAL RETURN (%)
Net asset value          2.04
--------------------------------
Market price            10.27
--------------------------------

DISTRIBUTIONS DECLARED PER
COMMON SHARE 12/1/02-5/31/03 ($)
                         0.25
--------------------------------

A portion of the trust's income may
be subject to the alternative minimum
tax.The trust may at times purchase
tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

QUALITY BREAKDOWN
AS OF 5/31/03 (%) (UNAUDITED)
AAA                            36.4
-----------------------------------
AA                              3.7
-----------------------------------
A                               9.0
-----------------------------------
BBB                            13.5
-----------------------------------
BB                              5.3
-----------------------------------
CCC                             0.6
-----------------------------------
Non-rated                      31.3
-----------------------------------
Cash equivalents                0.2
-----------------------------------

TOP 10 INDUSTRY SECTORS
AS OF 5/31/03 (%) (UNAUDITED)
Local general obligations      14.4
-----------------------------------
Hospital                        9.8
-----------------------------------
Nursing                         7.5
-----------------------------------
Multi-family                    7.3
-----------------------------------
Refunded/escrowed               5.8
-----------------------------------
Investor owned utility          5.1
-----------------------------------
Congregate care retirement      4.0
-----------------------------------
State general obligations       3.9
-----------------------------------
Municipal electric utility      3.6
-----------------------------------
Special non-property tax        3.5
-----------------------------------

Quality breakdowns are calculated
as a percentage of total investments,
including short-term obligations.
Ratings shown in the quality breakdown
represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's
Investors Service, Inc. or Fitch Investors
Service, Inc. Sector breakdowns are
calculated as a percentage of net assets.

Because the trust is actively managed,
there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)


MUNICIPAL BONDS - 97.2%                    PAR        VALUE
-----------------------------------------------------------
EDUCATION - 3.3%
CA Loyola Marymount University,
   Series 2001,
     (a) 10/01/19                  $ 2,025,000   $  978,824
CA State Public Works Board,
   UCLA Replacement Hospital,
   Series 2002 A,
     5.375% 10/01/15                 1,010,000    1,165,752
CA Statewide Community Development
   Authority, Crossroads School for
   Arts & Sciences, Series 1998,
     6.000% 08/01/28 (b)             1,310,000    1,380,753
IL State Development Finance Authority,
   Latin School of Chicago, Series 1998,
     5.650% 08/01/28                   230,000      236,192
IL University of Illinois, Series 2001 A,
     5.500% 08/15/17                   685,000      783,469
MA State Development Finance Agency,
   Western New England College,
     6.125% 12/01/32                   300,000      311,895
MA State Industrial Finance Agency:
   Cambridge Friends School, Series 1998,
     5.800% 09/01/28                 1,000,000    1,032,850
   St. John's High School, Series 1998,
     5.350% 06/01/28                   300,000      305,130
MI Southfield Economic Development
   Corp., Lawrence University,
   Series 1998 A,
     5.400% 02/01/18                 1,000,000    1,030,660
NC State Capital Facilities Finance
   Authority, Meredith College,
   Series 2001,
     5.125% 06/01/16                 1,000,000    1,111,050
VT State Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
     5.500% 07/01/21                 1,500,000    1,522,770
WV State University, Series 2000 A,
     (a) 04/01/19                    1,000,000      498,860
                                                -----------
                                                 10,358,205
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 22.9%
CONGREGATE CARE RETIREMENT - 4.0%
CA La Verne CFTS
Partnership,
   Brethren Hillcrest Home,
   Series 2003 B,
     6.625% 02/15/25                   690,000      698,880
CA Statewide Community Development
   Authority, Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31 (b)             1,000,000    1,094,460
CT State Development Authority, First
   Meeting Gross Revenue Health Care,
   Elim Park Baptist, Inc. Project,
   Series 2003,
     5.850% 12/01/33                   660,000      684,856




                                           PAR        VALUE
-----------------------------------------------------------
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                 $ 750,000    $ 765,157
IL State Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001 A,
     7.375% 08/15/31                   300,000      313,956
KS Manhattan, Meadowlark Hills
   Retirement Home, Series 1999 A,
     6.375% 05/15/20                   650,000      667,712
MA Boston Industrial Development
   Financing Authority, Springhouse, Inc.,
   Series 1988,
     5.875% 07/01/20                   255,000      254,565
MA State Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   400,000      393,304
   Series 2002 A,
     6.900% 03/01/32                   100,000      104,289
NH State Higher Educational & Health
   Facilities Authority, Rivermead at
   Peterborough, Series 1998:
     5.625% 07/01/18                   500,000      476,475
     5.750% 07/01/28                   500,000      465,475
NJ Economic Development Authority,
   Seabrook Village, Inc., Series 2000 A,
     8.250% 11/15/30                   625,000      687,938
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   500,000      533,405
PA Philadelphia Authority for Industrial
   Development, Baptist Home of
   Philadelphia, Series 1998 A:
     5.500% 11/15/18                   360,000      327,920
     5.600% 11/15/28                   500,000      443,660
TN Metropolitan Government, Nashville &
   Davidson Counties, Blakeford at Green
   Hills, Series 1998,
     5.650% 07/01/24                   600,000      542,292
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligation Group:
   Series 1998 A,
     5.900% 11/15/25                 1,000,000      923,780
   Series 2003 A,
     7.000% 11/15/33                   300,000      302,055




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
WI State Health & Educational Facilities
   Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27               $ 1,000,000   $  908,500
   Clement Manor, Series 1998,
     5.750% 08/15/24                 1,300,000    1,189,448
   United Lutheran Program for
   Aging, Inc.,
   Series 1998,
     5.700% 03/01/28                 1,000,000      911,030
                                                -----------
                                                 12,689,157
                                                -----------
HEALTH SERVICES - 0.5%
IL State Health Facilities Authority, Midwest
   Physician Group Ltd., Series 1998,
     5.500% 11/15/19                   120,000       96,686
MA State Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
     5.650% 02/01/19                   200,000      193,922
     5.750% 02/01/29                   450,000      433,156
MA State Health & Educational
   Facilities Authority,
   Civic Investments, Inc.,
   Series 1999 A,
     9.000% 12/15/15                   750,000      831,713
                                                -----------
                                                  1,555,477
                                                -----------
HOSPITALS - 9.8%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   425,000      456,237
   Series 1999 B,
     6.400% 08/01/29                 1,000,000    1,072,400
CA State Health Facilities Financing
   Authority, Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   750,000      809,587
CO State Health Facilities Authority:
   National Jewish Medical & Research
   Center, Series 1998,
     5.375% 01/01/23                   330,000      330,891
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   300,000      328,452
FL Citrus County Hospital Board,
   Citrus Memorial Hospital,
   Series 2002,
     6.375% 08/15/32                   750,000      785,737
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32                   200,000      211,082




                                           PAR        VALUE
-----------------------------------------------------------
FL Tampa, H. Lee Moffitt Cancer Center,
   Series 1999 A,
     5.750% 07/01/29               $ 2,000,000  $ 2,090,440
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   525,000      546,782
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
   Series 1998,
     5.250% 08/15/18                   600,000      558,240
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.500% 08/15/20                   225,000      227,347
IL State Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      552,015
LA State Public Facilities Authority, Touro
   Infirmary, Series 1999,
     5.625% 08/15/29                   350,000      360,087
MA State Health & Educational Facilities,
   Milford-Whitinsville Hospital,
   Series 2002 D,
     6.350% 07/15/32                   465,000      490,091
MD State Health & Higher Education
   Facilities Authority, Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   400,000      404,904
     5.750% 01/01/25                   600,000      621,138
MI Dickinson County Healthcare System,
   Series 1999,
     5.700% 11/01/18                   750,000      763,905
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 A,
     5.375% 07/01/20                   450,000      398,961
MN St. Paul Housing & Redevelopment
   Authority, Healtheast Project,
   Series 1997 A,
     5.700% 11/01/15                 1,000,000      864,600
MN Washington County Housing &
   Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12                 1,500,000    1,284,315
MS State Business Finance Corp., Rush
   Medical Foundation, Inc., Series 1998,
     5.625% 07/01/23                   710,000      625,148
NC State Medical Care Commission,
   Stanly Memorial Hospital, Series 1999,
     6.375% 10/01/29                 1,915,000    2,095,431
NH Health & Education Facilities
   Authority, Hospital Revenue, Catholic
   Medical Center, Series 2002,
     6.125% 07/01/32                   400,000      418,068





See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
NH State Higher Educational & Health
   Facilities Authority, Littleton Hospital
   Association, Inc., Series 1998 A:
     5.900% 05/01/28                $  780,000   $  646,519
     6.000% 05/01/28                   625,000      498,300
OH Belmont County, East Ohio Regional
   Hospital, Series 1998,
     5.700% 01/01/13                 1,875,000    1,670,831
OH Highland County Joint Township
   Hospital District, Series 1999,
     6.750% 12/01/29                   965,000      957,859
OH Miami County, Upper Valley Medical
   Center, Inc., Series 1996 A,
     6.375% 05/15/26                 1,000,000    1,038,810
OH Sandusky County, Memorial Hospital,
   Series 1998,
     5.150% 01/01/10                   250,000      249,713
PA Allegheny County Hospital
   Development, Ohio Valley General
   Hospital, Series 1998 A,
     5.450% 01/01/28                 1,000,000      968,130
PA Pottsville Hospital Authority, Pottsville
   Hospital & Warne Clinic, Series 1998,
     5.500% 07/01/18                 1,000,000      905,150
SC Lexington County Health Services
   District, Inc., Hospital Revenue,
     5.500% 11/01/23                   750,000      790,102
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      519,800
TX Lufkin Health Facilities Development
   Corp., Memorial Health Systems of
   East Texas, Series 1998,
     5.700% 02/15/28                 1,120,000      887,309
TX Richardson Hospital Authority, Baylor
   Richardson Medical Center, Series 1998,
     5.625% 12/01/28                 1,000,000    1,027,370
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                 1,000,000    1,040,400
UT Weber County, IHC Health Services,
   Inc., Series 1999,
     5.000% 08/15/30                 1,500,000    1,543,635
VT State Educational & Health Buildings
   Authority, Brattleboro Memorial
   Hospital, Series 1998,
     5.375% 03/01/28                 1,075,000    1,050,458
WA State Health Care Facilities
   Authority, Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   600,000      657,234



                                           PAR        VALUE
-----------------------------------------------------------
WI State Health & Educational
   Facilities Authority,
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                $  600,000   $  630,456
                                                -----------
                                                 31,377,934
                                                -----------
INTERMEDIATE CARE FACILITIES - 1.1%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                 1,210,000    1,035,300
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                   150,000      128,343
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14                 2,510,000    2,162,089
                                                -----------
                                                  3,325,732
                                                -----------
NURSING HOMES - 7.5%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                 1,250,000    1,284,225
CO Healthcare Facilities Authority:
   American Housing Foundation I, Inc.
   Project, Series 2003,
     8.500% 12/01/31                   475,000      462,389
   Pioneer Healthcare, Series 1989,
     10.500% 05/01/19                1,840,000    1,786,714
CO State Healthcare Facilities Authority,
   Volunteers of America Care
   Facilities, Inc.:
   Series 1998 A:
     5.450% 07/01/08                   300,000      295,194
     5.750% 07/01/20                   865,000      786,493
   Series 1999 A,
     6.000% 07/01/29                   350,000      314,734
IA State Finance Authority, Care
   Initiatives Project:
   Series 1996,
     9.250% 07/01/25                 1,000,000    1,209,360
   Series 1998 B:
     5.750% 07/01/18                   550,000      496,100
     5.750% 07/01/28                 1,475,000    1,274,960
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
     11.500% 10/01/17 (k)            1,330,000      997,500
IN Michigan City Health Facilities,
   Metro Health Foundation, Inc.
   Project, Series 1993,
     11.000% 11/01/22 (d)            3,085,000    1,048,900





See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
IN State Health Facilities Financing
   Authority, Metro Health Indiana, Inc.,
   Series 1998,
     6.400% 12/01/33 (d)           $ 1,210,000   $  157,300
MA State Development Finance Agency,
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,300,000    1,308,541
MA State Industrial Finance Agency,
   Woodlawn Nursing Home,
   Series 2000 A:
     7.750% 12/01/27                 1,558,135    1,366,126
     10.250% 06/01/27                  336,372      314,252
MN Carlton, Inter-Faith Social Services,
   Inc., Series 2000,
     7.750% 04/01/29                   225,000      237,652
MN Sartell, Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                 1,145,000    1,109,436
NJ State Economic Development Authority,
   Geriatric & Medical Service, Inc.,
   Series 1990 B,
     10.500% 05/01/20                2,000,000    2,005,400
PA Chester County Industrial
   Development Authority,
   RHA Nursing Home, Series 2002,
     8.500% 05/01/32                 1,610,000    1,583,612
PA Washington County Industrial
   Development Authority,
   Central States, Series 1989,
     10.250% 11/01/19 (c)            1,750,000      787,500
TN Metropolitan Government, Nashville &
   Davidson Counties Health & Education
   Facilities, Central States, Series 1989,
     10.250% 11/01/19 (c)            1,650,000      742,500
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18 (k)              668,626      568,332
   Series 1997 B,
     6.000% 03/20/04 (k)               106,000        5,300
TX Whitehouse Health Facilities
   Development Corp., Oak Brook
   Healthcare Center, Series 1989,
     10.000% 12/01/19                1,620,000    1,648,075
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   Series 1996,
     7.100% 02/20/36                 1,000,000    1,213,190





                                           PAR        VALUE
-----------------------------------------------------------
WI State Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22 (d)          $ 2,775,000   $  943,500
                                                -----------
                                                 23,947,285
                                                -----------

-----------------------------------------------------------
HOUSING - 10.7%
ASSISTED LIVING/SENIOR - 3.2%
CA Abag Finance Authority for Nonprofit
   Corps., Eskaton Gold River Lodge,
   Series 1998:
     6.375% 11/15/15                   720,000      666,101
     6.375% 11/15/28                   550,000      470,497
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                 1,710,000    1,495,669
GA Columbus Housing Authority, The
   Gardens at Calvary, Series 1999,
     7.000% 11/15/19                   500,000      437,720
IL State Development Finance Authority,
   Care Institute, Inc., Series 1995,
     8.250% 06/01/25                 1,265,000    1,265,670
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23 (k)             1,740,000    1,201,244
NC State Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                 1,490,000    1,550,330
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
     5.875% 05/01/19                   700,000      639,660
     6.000% 05/01/29                   775,000      685,952
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                 1,730,000    1,777,073
                                                -----------
                                                 10,189,916
                                                -----------
MULTI-FAMILY - 7.3%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities,
   Series 1998 A,
     5.100% 01/01/33                 4,500,000    4,698,945
DE Wilmington, Electra Arms Senior
   Association Project, Series 1998,
     6.250% 06/01/28                   955,000      794,159
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   750,000      769,755
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                   745,000      764,668




See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
GA Clayton County Housing Authority,
   Magnolia Park Apartments,
   Series 1999 A,
     6.250% 06/01/30                $  955,000   $  765,070
MN Lakeville, Southfork Apartments Project:
   Series 1989 A,
     9.875% 02/01/20                 2,570,000    2,577,247
   Series 1989 B,
     (a) 02/01/20                      903,000      751,283
MN Robbinsdale Economic Development
   Authority, Broadway Court,
   Series 1999 A,
     6.875% 01/01/26                   500,000      473,510
MN Washington County Housing &
   Redevelopment Authority, Cottages of
   Aspen, Series 1992,
     9.250% 06/01/22                 1,010,000    1,039,906
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                2,200,000    2,233,660
   Series 1989 B,
     (a) 07/15/19 (b)                  699,000      473,912
NY Nyack Housing Assistance Corp., Nyack
   Plaza Apartments, Series 1979,
     7.375% 06/01/21                   293,885      298,311
Resolution Trust Corp., Pass-Through
   Certificates, Series 1993 A,
     8.500% 12/01/16 (e)               546,075      547,937
TN Franklin Industrial Board, Landings
   Apartment Project, Series 1996 B,
     8.750% 04/01/27                   865,000      907,869
TX El Paso County Housing Finance Corp.,
   American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                   390,000      403,619
   Series 2000 D,
     10.000% 12/01/32                  420,000      438,803
TX Galveston Housing Finance Corp.,
   Driftwood Apartments,
     8.000% 08/01/23                 1,000,000    1,050,330
TX State Affordable Housing Corp.,
   NHT/GTEX Project, Series 2001 C,
     10.000% 10/01/31                  880,000      873,937
TX State Department of Housing &
   Community Affairs, Pebble Brooks
   Apartments, Series 1998,
     5.500% 12/01/18                 1,000,000    1,064,390
VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990 A,
     10.000% 01/01/21                1,500,000    1,287,180
WA Vancouver Housing Authority,
   Series 1998 I,
     5.500% 03/01/28                 1,000,000    1,017,870
                                                -----------
                                                 23,232,361
                                                -----------




                                           PAR        VALUE
-----------------------------------------------------------
SINGLE FAMILY - 0.2%
WA State Housing Finance Commission,
   Series 1992 D1,
     6.150% 01/01/26                $  720,000   $  776,664
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 4.0%
FOOD PRODUCTS - 1.5%
GA Cartersville Development Authority,
   Waste & Wastewater Facilities,
   Anheuser Busch Cos., Inc. Project,
   Series 1989 A,
     5.950% 02/01/32                 1,000,000    1,071,980
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24                 1,510,000    1,652,906
LA Southern Louisiana Port Commission,
   Cargill, Inc., Series 1997,
     5.850% 04/01/17                 1,000,000    1,080,970
MI State Strategic Fund, Michigan
   Sugar Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15                 1,250,000    1,153,300
                                                -----------
                                                  4,959,156
                                                -----------
FOREST PRODUCTS - 0.8%
GA Rockdale County Development
   Authority, Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
     7.500% 01/01/26                 1,800,000    1,827,054
MI Delta County Economic Development
   Corp., Environmental Import,
   Mead Westvaco Corp.,
   Series 2002 B,
     6.450% 04/15/23                   450,000      464,364
VA Bedford County Industrial
   Development Authority, Nekoosa
   Packaging Corp., Series 1998,
     5.600% 12/01/25                   400,000      300,224
                                                -----------
                                                  2,591,642
                                                -----------
MANUFACTURING - 1.1%
IL Will-Kankakee Regional Development
   Authority, Flanders Corp./Precisionaire
   Project, Series 1997,
     6.500% 12/15/17                   855,000      852,837
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                   675,000      701,393
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                  685,000      707,804
TX Trinity River Authority, Texas
   Instruments Project, Series 1996,
     6.200% 03/01/20                 1,000,000    1,065,110
                                                -----------
                                                  3,327,144
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
INDUSTRIAL (CONTINUED)
METALS & MINING - 0.3%
MD Baltimore County, Bethlehem Steel
   Corp. Project, Series 1994 B,
     7.500% 06/01/15 (d)            $  500,000   $   10,000
NV State Department of Business &
   Industry, Wheeling-Pittsburgh Steel
   Corp., Series 1999 A,
     8.000% 09/01/14 (d)(e)          1,000,000      700,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04 (d)                95,000       66,501
     7.000% 04/01/14 (d)               500,000      350,000
                                                -----------
                                                  1,126,501
                                                -----------
OIL & GAS - 0.3%
TX Gulf Coast Industrial Development
   Authority, Solid Waste Disposal,
   Citgo Petroleum, Series 1998,
     8.000% 04/01/28                   500,000      505,910
VI Government Refinery,
   Hovensa Coker Project,
   Series 2002,
     6.500% 07/01/21 (b)               375,000      382,605
                                                -----------
                                                    888,515
                                                -----------

-----------------------------------------------------------
OTHER - 6.7%
OTHER - 0.7%
CA Tobacco Securitization Authority,
   Asset Backed,
   Series 2003 A-1,
     6.750% 06/01/39                 1,575,000    1,474,735
NJ Tobacco Settlement Financing Corp.,
   Series 2003,
     6.750% 06/01/39                   500,000      465,180
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   250,000      229,773
                                                -----------
                                                  2,169,688
                                                -----------
POOL/BOND BANK - 0.2%
MI State Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
     5.375% 11/01/17                   750,000      851,543
                                                -----------

REFUNDED/ESCROWED (f) - 5.8%
CO Denver City & County Airport,
   Series 1992 C,
     6.125% 11/15/25                 5,120,000    5,692,125
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06                   600,000      684,948



                                           PAR        VALUE
-----------------------------------------------------------
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                $  695,000   $  818,064
GA Forsyth County Hospital Authority,
   Georgia Baptist Healthcare System,
   Series 1998,
     6.000% 10/01/08                   885,000      984,394
HI State Department Budget and
   Finance, Kahala Nui Project,
   Series 2003 A,
     8.000% 11/15/33                 1,000,000    1,019,970
ID State Health Facilities Authority,
   IHC Hospitals, Inc., Series 1992,
     6.650% 02/15/21                 1,750,000    2,324,700
MA State Health & Educational
   Facilities, Authority Corporation
   for Independent Living,
   Series 1993,
     8.100% 07/01/18                   660,000      676,606
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                   245,000      288,186
PA Delaware County, Health Facilities,
   Mercy Health Corp., Series 1996,
     6.000% 12/15/16                 2,400,000    2,762,306
TN Shelby County, Health, Education &
   Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                   850,000    1,115,200
   Series 1992 C,
     9.750% 08/01/19                   830,000    1,089,184
WV Hospital Finance Authority, Charleston
   Medical Center, Series 2000 A,
     6.750% 09/01/30                   805,000    1,026,246
                                                -----------
                                                 18,481,929
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 1.6%
HOTELS - 0.3%
PA Philadelphia Authority for Industrial
   Development, Doubletree Project A,
   Series 1997,
     6.500% 10/01/27                 1,000,000    1,013,430
                                                -----------

RECREATION - 0.7%
CT Gaming Authority, Mohegan Tribe,
   Series 2001,
     6.250% 01/01/31                   275,000      296,013
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                  750,000      852,983
NM Red River Sports Facility,
   Red River Ski Area Project, Series 1998,
     6.450% 06/01/07                   945,000      962,568
                                                -----------
                                                  2,111,564
                                                -----------





See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
OTHER REVENUE (CONTINUED)
RETAIL - 0.6%
NJ State Economic Development Authority,
   Glimcher Properties LP Project,
   Series 1998,
     6.000% 11/01/28               $ 1,250,000  $ 1,284,413
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11                   715,000      710,281
                                                -----------
                                                  1,994,694
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.4%
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   605,000      634,706
UT Carbon County, Laidlaw Environmental:
   Series 1995 A,
     7.250% 02/01/10                   250,000      243,595
   Series 1997 A,
     7.450% 07/01/17                   500,000      486,405
                                                -----------
                                                  1,364,706
                                                -----------
RESOURCE RECOVERY - 0.9%
MA State Development Finance Agency,
   Ogden Haverhill Project, Series 1999 A,
     6.700% 12/01/14                   250,000      263,607
MA State Industrial Finance Agency,
   Ogden Haverhill Project, Series 1998 A,
     5.500% 12/01/13                   500,000      487,465
PA Delaware County Industrial
   Development Authority,
   BFI Project,
   Series 1997 A,
     6.200% 07/01/19                 2,000,000    2,060,240
                                                -----------
                                                  2,811,312
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 26.1%
LOCAL GENERAL OBLIGATIONS - 14.4%
CA Fresno Unified School District,
   Series 2002 A,
     6.000% 02/01/18                 2,000,000    2,522,240
CA Los Angeles Unified School District:
   Series 1997 E,
     5.125% 01/01/27                 4,000,000    4,276,960
   Series 2002,
     5.750% 07/01/16                   700,000      863,373
CA Montebello Unified School District,
   Series 2001:
     (a) 08/01/21                    1,435,000      619,174
     (a) 08/01/23                    1,505,000      575,888
CA San Juan Unified School District,
   Series 2001,
     (a) 08/01/19                    2,210,000    1,076,204




                                           PAR        VALUE
-----------------------------------------------------------
IL Chicago Board of Education,
   Series 1997 A,
     5.250% 12/01/30 (g)           $14,470,000 $ 15,343,988
IL Cook County, Series 1997 A,
     5.625% 11/15/22                 4,200,000    4,714,752
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                 1,000,000    1,149,220
   Series 1997 H,
     6.000% 08/01/17                 1,400,000    1,581,048
TX Dallas County Flood Control
   District, Series 2002,
     7.250% 04/01/32                 1,000,000    1,029,230
TX Irving Independent School District,
   Series 1997,
     (a) 02/15/18                    1,000,000      529,040
TX San Antonio Independent School
   District, Series 1997,
     5.000% 08/15/27                 9,000,000    9,254,250
WA Clark County School District No. 037,
   Vancouver, Series 2001 C,
     (a) 12/01/18                    5,000,000    2,546,500
                                                -----------
                                                 46,081,867
                                                -----------
SPECIAL NON-PROPERTY TAX - 3.5%
CA San Diego Redevelopment Agency,
   Series 2001,
     (a) 09/01/22                    1,910,000      764,917
FL Northern Palm Beach County
   Improvement District, Series 1999,
     6.000% 08/01/29                   750,000      863,565
IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series 1993 A,
     (a) 06/15/16                   10,000,000    5,845,200
OH Hamilton County,
   Series 2000 B,
     (a) 12/01/21                    5,000,000    2,139,800
PR Commonwealth Highway &
   Transportation Authority:
   Series 2002 E,
     5.500% 07/01/21                   750,000      898,125
   Series 2003 AA,
     5.500% 07/01/18                   500,000      605,910
                                                -----------
                                                 11,117,517
                                                -----------
SPECIAL PROPERTY TAX - 3.2%
CA Carson, Series 1992,
     7.375% 09/02/22                    35,000       35,843
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                   750,000      784,215
CA Orange County Community Facilities
   District, Ladera Ranch, Series 1999 A,
     6.700% 08/15/29                   500,000      539,065



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
CA Placer Unified High School District,
   Series 2000 A,
     (a) 08/01/19                  $ 1,700,000    $ 829,158
CA Riverside County Public Financing
   Authority, Redevelopment Projects,
   Series 1997 A,
     5.500% 10/01/22                   650,000      665,620
FL Celebration Community Development
   District, Special Assessment,
   Series 2003 A,
     6.400% 05/01/34                 1,000,000    1,028,310
FL Colonial Country Club Community
   Development,
   Series 2003,
     6.400% 05/01/33                   750,000      762,810
FL Double Branch Community
   Development District,
   Special Assessment, Series 2002 A,
     6.700% 05/01/34                   700,000      721,721
FL Heritage Palms Community
   Development District,
   Series 1999,
     6.250% 11/01/04                   725,000      736,948
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   355,000      362,686
   Series 1998 B,
     5.500% 05/01/05                    90,000       90,968
   Series 2000 A,
     7.200% 05/01/30                   290,000      307,902
   Series 2000 D,
     6.700% 05/01/07                    10,000       10,466
   Series 2002 A,
     6.700% 05/01/33                   250,000      262,288
FL Orlando, Conroy Road Interchange
   Project, Series 1998 A:
     5.500% 05/01/10                   180,000      185,807
     5.800% 05/01/26                   300,000      304,176
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   315,000      321,990
   Series 1998 B,
     5.700% 05/01/08                   230,000      233,740
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                   550,000      569,393
MI Taylor Tax Increment Finance
   Authority, Series 2001,
     5.375% 05/01/17                 1,220,000    1,380,918
                                                -----------
                                                 10,134,024
                                                -----------




                                           PAR        VALUE
-----------------------------------------------------------
STATE APPROPRIATED - 1.1%
NY State Urban Development Corp.,
   University Facilities Grants,
   Series 1995,
     5.875% 01/01/21               $ 1,000,000  $ 1,209,560
PR Commonwealth of Puerto Rico
   Public Finance Corp., Series 2002 E,
     6.000% 08/01/26                 1,800,000    2,168,316
                                                -----------
                                                  3,377,876
                                                -----------
STATE GENERAL OBLIGATIONS - 3.9%
DC District of Columbia,
   Unrefunded Balance,
   Series 1999 A,
     5.375% 06/01/18                 1,700,000    1,886,558
TX Board of Regents,
   University of Texas, Series 2001 B,
     5.375% 08/15/18                   650,000      730,470
TX State, Series 1999 ABC,
     5.500% 08/01/35                 4,200,000    4,649,442
WA State, Series 1999 B,
     5.000% 01/01/24                 5,000,000    5,182,050
                                                -----------
                                                 12,448,520
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 6.3%
AIR TRANSPORTATION - 2.0%
CA Los Angeles Regional Airport,
   LAXFuel Corp., Series 2001,
     5.250% 01/01/23                   750,000      778,837
CO Denver City & County Airport,
   United Airlines, Inc., Series 1992 A,
     6.875% 10/01/32 (d)             1,645,000      590,144
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A:
     7.500% 02/01/12                   500,000      430,360
     7.500% 02/01/20                   500,000      408,765
MN Minneapolis & St. Paul Metropolitan
   Airport Commission,
   Northwest Airlines Corp.:
   Series 2001 A,
     7.000% 04/01/25                   500,000      358,740
   Series 2001 B,
     6.500% 04/01/25                   250,000      214,815
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27                   250,000      175,987
   Series 2000,
     7.750% 02/01/28                   750,000      549,697
TX Alliance Airport Authority:
   American Airlines Project,
   Series 1990,
     7.500% 12/01/29                 1,600,000      636,000
   Federal Express Corp. Project,
   Series 1996,
     6.375% 04/01/21                 1,000,000    1,047,680




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
TX Houston Industrial Development
   Corp., Air Cargo, Perot Development,
   Series 2002,
     6.000% 03/01/23                 $ 750,000    $ 769,605
WA Seattle, Northwest Airways, Inc.,
   Series 2000,
     7.250% 04/01/30                   500,000      362,325
                                                -----------
                                                  6,322,955
                                                -----------
AIRPORTS - 1.8%
CO Denver City & County Airport,
   Series 1997 E,
     5.250% 11/15/23                 1,700,000    1,778,914
MA State Port Authority, Series 1998 D,
     5.000% 07/01/28                 4,000,000    4,129,560
                                                -----------
                                                  5,908,474
                                                -----------
TOLL FACILITIES - 2.2%
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.125% 06/15/41                 1,000,000    1,046,010
CO State Public Highway Authority,
   E-470, Series 2000 B:
     (a) 09/01/18                    3,000,000    1,549,230
     (a) 09/01/35                    8,750,000      831,512
NY State Triborough Bridge & Tunnel
   Authority, Series 2002,
     5.500% 11/15/20                 1,125,000    1,356,154
VA Richmond Metropolitan Authority,
   Series 1998,
     5.250% 07/15/22                 2,000,000    2,323,080
                                                -----------
                                                  7,105,986
                                                -----------
TRANSPORTATION - 0.3%
NV State Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                 1,000,000      919,320
                                                -----------

-----------------------------------------------------------
UTILITIES - 14.3%
INDEPENDENT POWER PRODUCERS - 2.6%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                 1,250,000    1,279,663
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11                 2,000,000    2,147,420
PA State Economic Development Finance
   Authority:
   Colver Project, Series 1994 D,
     7.125% 12/01/15                 1,500,000    1,558,155
   Northampton Generating,
   Series 1994 A,
     6.500% 01/01/13                 1,000,000    1,016,520




                                           PAR        VALUE
-----------------------------------------------------------
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration Facilities,
   AES Project, Series 2000,
     6.625% 06/01/26                 $ 650,000    $ 685,139
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania, Series 1994 A:
     7.450% 01/01/09                 1,000,000    1,032,050
     7.550% 01/01/19                   500,000      513,115
                                                -----------
                                                  8,232,062
                                                -----------
INVESTOR OWNED - 5.1%
AZ Maricopa County Pollution Control
   Corp., El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37                 1,000,000    1,015,180
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1997 A,
     6.100% 09/01/25                   750,000      716,400
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28                   200,000      212,442
IL Bryant, Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 2,650,000    2,650,318
LA Calcasieu Parish Industrial
   Development Board, Entergy Gulf
   States, Inc., Series 1999,
     5.450% 07/01/10                   500,000      504,750
LA West Feliciana Parish, Entergy Gulf
   States, Inc., Series 1999 B,
     6.600% 09/01/28                   500,000      511,905
MS State Business Finance Corp., Systems
   Energy Resources Project, Series 1998,
     5.875% 04/01/22                 2,000,000    1,994,160
MT Forsyth Pollution Control,
   Portland General,
   Series 1998 A,
     5.200% 05/01/33                   300,000      307,350
OH State Air Quality Development
   Authority, Cleveland Pollution Control,
   Series 2002 A,
     6.000% 12/01/13                 1,800,000    1,895,184
TX Brazos River Authority,
   TXU Electric Co., Series 2001 C,
     5.750% 05/01/36                 1,250,000    1,275,837
VA Chesterfield County Industrial
   Development Authority, Pollution
   Control Revenue, Virginia Electric
   & Power Co., Series 1987 B,
     5.875% 06/01/17                   250,000      270,805
WV Pleasant County, Western
   Pennsylvania Power Co., Series 1999 E,
     5.500% 04/01/29                 4,750,000    5,006,548
                                                -----------
                                                 16,360,879
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
UTILITIES (CONTINUED)
JOINT POWER AUTHORITY - 0.3%
NC Eastern Municipal Power Agency,
   Series 1999 D:
     5.500% 01/01/16 (h)             $ 285,000    $ 301,969
     6.700% 01/01/19                   500,000      561,850
                                                -----------
                                                    863,819
                                                -----------
MUNICIPAL ELECTRIC - 3.6%
CA State Water Resources Authority,
   Power Revenue Bonds,
   Series 2002 A,
     5.500% 05/01/14                 2,000,000    2,344,000
NY Long Island Power Authority,
   Series 1998 B,
     5.000% 04/01/10                 1,000,000    1,138,850
PR Electric Power Authority,
   Series 1998 II,
     5.125% 07/01/26                 3,500,000    3,776,675
WA Chelan County Public Utilities
   District No. 1, Columbia River Rock
   Hydroelectric, Series 1997,
     (a) 06/01/14                    5,000,000    3,223,400
WA Seattle, Series 2001,
     5.500% 03/01/17                   750,000      851,865
                                                -----------
                                                 11,334,790
                                                -----------
WATER & SEWER - 2.7%
LA Public Facility Belmont Water
   Authority,
     9.000% 09/15/24 (k)               760,000      532,000
MA State Water Resources Authority,
   Series 1997 D,
     5.000% 08/01/24                 3,000,000    3,152,730
MO Water & Sewer, Lee's Summit,
   Series 2002,
     5.250% 07/01/15                   500,000      565,570
MS Five Lakes Utility District,
     8.250% 07/15/24                   500,000      491,805
NH State Industrial Development
   Authority, Pennichuck Water Works,
   Inc., Series 1988,
     7.500% 07/01/18                   500,000      568,685
WA King County, Series 1999,
     5.250% 01/01/30                 3,250,000    3,468,205
                                                -----------
                                                  8,778,995
                                                -----------
TOTAL MUNICIPAL BONDS
   (cost of $307,554,184)                       310,131,639
                                                -----------

MUNICIPAL PREFERRED STOCKS - 1.4%       SHARES
-----------------------------------------------------------
HOUSING - 1.4%
MULTI-FAMILY - 1.4%
Charter Mac Equity Issue Trust,
     6.625% 06/30/49 (e)             2,000,000    2,204,580
MuniMae Equity Issue Trust,
     7.750% 06/30/50 (e)             2,000,000    2,268,060
                                                -----------
   (cost of $4,000,000)                           4,472,640
                                                -----------




PURCHASED PUT OPTION - 0.0%                PAR        VALUE
-----------------------------------------------------------
U.S. Treasury Notes,
   Strike Price $115.00, Expires 08/31/03
   (cost of $246,283)               $  290,000    $ 135,938
                                                -----------

SHORT-TERM OBLIGATIONS - 0.2%
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i) - 0.2%
IA Finance Authority, Private College
   Revenue, Drake University Project,
   Series 2001,
     1.350% 07/01/31                   200,000      200,000
IA Higher Education Loan Authority,
   Loras College,
   Series 2000,
     1.300% 11/01/30                   300,000      300,000
                                                -----------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $500,000)                               500,000
                                                -----------

TOTAL INVESTMENTS - 98.8%
   (cost of $312,300,467)(j)                    315,240,217
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.2%            3,726,528
-----------------------------------------------------------
NET ASSETS* - 100.0%                           $318,966,745
                                               ============

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2003, these securities amounted to $3,331,730 which represents 1.0% of net assets.

    Additional information on these restricted securities is as follows:

                                  ACQUISITION    ACQUISITION
       SECURITY                      DATE           COST
-----------------------------     -----------    -----------
    CA Statewide Community
       Development Authority:
       Crossroads School for Arts
       & Sciences, Series 1998:
         6.000% 08/01/28            08/31/98    $1,310,000
       Eskaton Village - Grass Valley,
       Series 2000,
         8.250% 11/15/31            09/08/00     1,000,000
    MN White Bear, Birch Lake
       Townhome Project,
       Series 1989 B,
         (a) 07/15/19               07/19/89       699,000
    VI Government Refinery,
       Hovensa Coker Project,
       Series 2002,
         6.500% 07/01/21            11/15/02       375,000
                                                ----------
                                                $3,384,000
                                                ----------

(c) These issuers are in default of certain debt covenants. Income is not being fully accrued.
(d) As of May 31, 2003, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 1.2% of net assets. These issuers are in default of certain debt covenants. Income is not being fully accrued.




See notes to financial statements.

May 31, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO (CONTINUED):

(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to $5,720,577, which represents 1.8% of net assets.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(g) This security, or a portion thereof with a market value of $3,191,804, is being used to collateralize open futures contracts.
(h) Settlement of this security is on a delayed delivery basis.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(j) Cost for federal income tax purposes is $312,014,734.
(k) These issuers are in default of certain debt covenants. Income is not being accrued.

Short futures contracts open at May 31, 2003:

                                                 UNREALIZED
                        PAR VALUE               APPRECIATION
                       COVERED BY   EXPIRATION (DEPRECIATION)
         TYPE           CONTRACTS      MONTH     AT 05/31/03
-------------------------------------------------------------
10-Year Municipal
    Note Index      $  7,000,000     Jun-2003    $(307,948)
10-Year U.S. Treasury
    Notes             87,300,000     Sept-2003     (72,782)
30-Year U.S. Treasury
    Bonds             49,300,000     Sept-2003     567,443
                                                 ---------
                                                 $ 186,713
                                                 ---------

*  Net assets represent both Common Shares and Auction Preferred Shares.



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                           $312,300,467
                                               ------------
Investments, at value                          $315,240,217
Cash                                                  9,724
Receivable for:
   Interest                                       5,366,928
   Futures variation margin                         108,721
Deferred Trustees' compensation plan                  8,342
Other assets                                         42,375
                                               ------------
   Total Assets                                 320,776,307
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                                297,047
   Distributions-- common shares                  1,244,311
   Distributions-- preferred shares                  13,531
   Management fee                                   202,916
   Pricing and bookkeeping fees                       3,030
   Reports to shareholders                           40,385
Deferred Trustees' fee                                8,342
                                               ------------
   Total Liabilities                              1,809,562
                                               ------------

Auction Preferred Shares (4,800 shares issued
   and outstanding at $25,000 per share)       $120,000,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE  TO COMMON SHARES:
Paid-in capital-- common shares                $268,336,065
Undistributed net investment income                 698,256
Accumulated net realized loss                   (73,194,039)
Net unrealized appreciation on:
   Investments                                    2,939,750
   Futures contracts                                186,713
                                               ------------
Net assets at value applicable to 31,107,771
   common shares of beneficial interest
   outstanding                                 $198,966,745
                                               ============

Net asset value per common share               $       6.40
                                               ============






STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003 (Unaudited)


INVESTMENT INCOME:
Interest                                       $  9,831,668
                                               ------------

EXPENSES:
Management fee                                    1,200,416
Pricing and bookkeeping fees                         65,991
Trustees' fee                                         6,347
Preferred shares remarketing commissions            149,760
Custody fee                                           5,077
Other expenses                                       90,534
                                               ------------
   Total Expenses                                 1,518,125
Custody earnings credit                                (476)
                                               ------------
   Net Expenses                                   1,517,649
                                               ------------
Net Investment Income                             8,314,019
                                               ------------


NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                    1,328,301
   Futures contracts                            (14,877,127)
                                               ------------
      Net realized loss                         (13,548,826)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
      Investments                                10,545,542
      Futures contracts                            (741,054)
                                               ------------
        Net change in unrealized
        appreciation/depreciation                 9,804,488
                                               ------------
Net Loss                                         (3,744,338)
                                               ------------
Net Increase in Net Assets from Operations        4,569,681
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (656,156)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  3,913,525
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                (UNAUDITED)
                                                                                                SIX MONTHS            YEAR
                                                                                                   ENDED              ENDED
                                                                                                  MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                 2003               2002
-------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                                          $ 8,314,019       $ 17,671,992
Net realized loss on investments and futures contracts                                         (13,548,826)        (9,209,036)
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                             9,804,488         (3,859,383)
                                                                                               -----------       ------------
Net Increase from Operations                                                                     4,569,681          4,603,573
                                                                                               -----------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (656,156)        (1,763,487)
                                                                                               -----------       ------------
Increase in Net Assets from Operations Applicable to Common Shares                               3,913,525          2,840,086
                                                                                               -----------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (7,774,891)       (15,558,339)
                                                                                               -----------       ------------

SHARE TRANSACTIONS:
   Distributions reinvested                                                                         63,237            134,759
                                                                                               -----------       ------------
Total Decrease in Net Assets Applicable to Common Shares                                        (3,798,129)       (12,583,494)
                                                                                               -----------       ------------

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            202,764,874        215,348,368
                                                                                              ------------       ------------
End of period (including undistributed net investment income of
   $698,256 and $815,284, respectively)                                                       $198,966,745       $202,764,874
                                                                                              ============       ============

NUMBER OF TRUST SHARES:
Common Shares:
Issued for distributions reinvested                                                                  9,789             19,955
Outstanding at:
   Beginning of period                                                                          31,097,982         31,078,027
                                                                                              ------------       ------------
   End of period                                                                                31,107,771         31,097,982
                                                                                              ------------       ------------
Preferred Shares:
   Outstanding at end of period                                                                      4,800              4,800
                                                                                              ------------       ------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to provide high current income, generally exempt from federal income taxes. The Trust's secondary investment goal is to seek total return. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 4,800 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 0.93% for Series T and 1.10% for Series W. For the six months ended May 31, 2003, the Trust declared dividends to Auction Preferred shareholders amounting to $656,156, representing an average APS dividend rate of 1.10%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

May 31, 2003 (Unaudited)


The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
          ----------                  -------------
             2003                       $ 5,267,623
             2004                         2,815,387
             2005                         5,926,653
             2007                         3,941,668
             2008                        14,340,573
             2009                         4,198,716
             2010                        12,980,738
                                        -----------
                                        $49,471,358
                                        ===========

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Trust merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Trust. The merger did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust to Columbia.

Columbia is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $476 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Trust.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $16,867,255 and $29,794,093, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation                  $ 25,228,217
Gross unrealized depreciation                   (22,002,734)
                                               ------------
   Net unrealized appreciation                 $  3,225,483
                                               ============

May 31, 2003 (Unaudited)


FUTURES CONTRACTS AND OPTIONS:
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

The Trust may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Trust's exposure to the underlying instrument. Writing call options tends to decrease the Trust's exposure to the underlying instrument. When the Trust writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Trust as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust may also purchase put and call options. Purchasing call options tends to increase the Trust's exposure to the underlying instrument. Purchasing put options tends to decrease the Trust's exposure to the underlying instrument. The Fund pays a premium which is included in the Trust's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Refer to the Trust's Investment Portfolio for a summary of open futures contracts at May 31, 2003.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations also, investing in non-rated securities offer the potential for high current income and attractive total return, but involves certain risks.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                       (UNAUDITED)
                                       SIX MONTHS                                           PERIOD
                                          ENDED             YEAR ENDED NOVEMBER 30,          ENDED       YEAR ENDED DECEMBER 31,
                                         MAY 31,     ----------------------------------   NOVEMBER 30, -------------------------
                                          2003          2002         2001         2000       1999 (a)       1998         1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD $    6.52    $    6.93     $    6.92     $    7.49     $    8.49    $    8.56    $    8.34
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.27(b)      0.57(b)(c)    0.61(b)       0.62(d)       0.46         0.52         0.55
Net realized and unrealized gain (loss)
   on investments and futures contracts  (0.12)       (0.42)(c)     (0.04)        (0.54)        (0.92)       (0.07)        0.22
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations       0.15         0.15          0.57          0.08         (0.46)        0.45         0.77
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
   SHAREHOLDERS:
From net investment income               (0.02)       (0.06)        (0.12)        (0.16)        (0.04)          --           --
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations
      Applicable to Common
      Shareholders                        0.13         0.09          0.45         (0.08)        (0.50)        0.45         0.77
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO COMMON
   SHAREHOLDERS:
From net investment income               (0.25)       (0.50)        (0.44)        (0.48)        (0.45)       (0.52)       (0.55)
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
LESS SHARE TRANSACTIONS:
Commission and offering costs --
   preferred shares                         --           --            --         (0.01)        (0.05)          --           --
                                     ---------    ---------     ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD       $    6.40    $    6.52     $    6.93     $    6.92     $    7.49    $    8.49    $    8.56
                                     =========    =========     =========     =========     =========    =========    =========
Market price per share --
   common shares                     $    6.64    $    6.26     $    6.38     $    5.75     $    6.13    $    8.31    $    8.63
                                     =========    =========     =========     =========     =========    =========    =========
Total return -- based on market value
  -- common shares (e)                  10.27%(f)     5.81%        18.56%         1.05%      (21.72)%(f)     2.47%       11.60%
                                     =========    =========     =========     =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                          1.52%(i)     1.49%         1.59%         1.60%         1.13%(i)     0.93%        0.96%
Net investment income before
   preferred stock dividend (g)(h)       8.30%(i)     8.36%(c)      8.67%         8.63%         6.18%(i)     6.02%        6.54%
Net investment income after
   preferred stock dividend (g)(h)       7.64%(i)     7.53%(c)      7.00%         6.37%         5.67%(i)     6.02%        6.54%
Portfolio turnover rate                     5%(f)       15%           15%           10%           16%(f)       29%          17%
Net assets, end of period (000's) --
   common shares                     $ 198,967    $ 202,765     $ 215,348     $ 214,975     $ 232,540    $ 263,705    $ 265,190

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                                   YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                  1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    8.55     $    7.96     $    8.67    $    8.78    $    8.91
                                                                ---------     ---------     ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                0.56          0.60          0.62         0.67         0.69
Net realized and unrealized gain (loss) on investments
   and futures contracts                                            (0.19)         0.58         (0.72)       (0.11)       (0.14)
                                                                ---------     ---------     ---------    ---------    ---------
   Total from Investment Operations Applicable to
      Common Shareholders                                            0.37          1.18         (0.10)        0.56         0.55
                                                                ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                          (0.58)        (0.59)        (0.61)       (0.67)       (0.68)
                                                                ---------     ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                  $    8.34     $    8.55     $    7.96    $    8.67    $    8.78
                                                                =========     =========     =========    =========    =========
Market price per share-- common shares                          $    8.25     $    7.38     $    6.88    $    8.25    $    8.25
                                                                =========     =========     =========    =========    =========
Total return-- based on market value-- common shares (a)           20.09%        15.65%       (9.83)%        7.96%        3.51%
                                                                =========     =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                        1.00%         1.06%         1.03%        0.97%        0.96%
Net investment income (b)                                           6.74%         7.15%         7.44%        7.58%        7.86%
Portfolio turnover rate                                               15%           23%           20%          29%          15%
Net assets, end of period (000's)-- common shares               $ 257,768     $ 264,467     $ 245,967    $ 268,130    $ 269,848

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


ASSET COVERAGE REQUIREMENTS
                                                                            INVOLUNTARY
                                                     ASSET                  LIQUIDATING                 AVERAGE
                      TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                       OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
-----------------------------------------------------------------------------------------------------------------
05/31/03 *           $120,000,000                  $66,451                   $25,003                    $25,000
11/30/02              120,000,000                   67,243                    25,002                     25,000
11/30/01              120,000,000                   69,864                    25,004                     25,000
11/30/00              120,000,000                   69,786                    25,009                     25,000
11/30/99 **           120,000,000                   73,466                    25,021                     25,000

*  Unaudited.
** On August 26, 1999, the Trust began offering Auction Preferred Shares.

UNAUDITED INFORMATION


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Trust had 31,097,982 common shares outstanding. The votes cast were as follows:


     PROPOSAL 1.
     ELECTION OF TRUSTEES:                    FOR                 AGAINST
 ----------------------------------------------------------------------------
     Janet Langford Kelly                  26,687,466              466,588
     Joseph R. Palombo                     26,669,509              484,546
     Anne-Lee Verville                     26,687,736              466,319


On February 28,2003, the record date of the Meeting, the Trust had 4,800 preferred shares outstanding. The votes cast were as follows:


     PROPOSAL 2
     ELECTION OF TRUSTEES:                    FOR                WITHHELD
 ----------------------------------------------------------------------------
     Douglas A. Hacker                        4,488                  0
     Janet Langford Kelly                     4,488                  0
     Joseph R. Palombo                        4,488                  0
     Anne-Lee Verville                        4,488                  0
     Thomas E. Stitzel                        4,488                  0

DIVIDEND REINVESTMENT PLAN


COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value of 95% of the market price. If net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

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



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



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



TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

COLONIAL HIGH INCOME MUNICIPAL TRUST           SEMIANNUAL REPORT


                                                120-03/242O-0503 (07/03) 03/1843

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial High Income Municipal Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.